Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2021
Entity Registrant Name	Wikisoft Corp.
Entity Central Index Key	0001393781
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false